Information on related parties (Tables)	12 Months Ended
Dec. 31, 2023
Information on related parties
Related Party Transactions
		Income	Expenses	Receivables	Payables
		ARS 000	ARS 000	ARS 000	ARS 000

Associates:

Termoeléctrica José de San Martín S.A.	12-31-2023	228	-	-	-
	12-31-2022	2,086	-	156	-
	12-31-2021	3,500	-	302	-

Distribuidora de Gas Cuyana S.A. (1)	12-31-2023	44,622	4,556,027	-	283,548
	12-31-2022	54,011	4,075,850	-	367,047
	12-31-2021	-	3,386,792	-	429,957

Distribuidora de Gas del Centro S.A.	12-31-2023	44,672	-	-	-
	12-31-2022	54,011	-	-	20,179
	12-31-2021	-	-	-	-

Inversora de Gas del Centro S.A.	12-31-2023	-	-	2,924,543	-
	12-31-2022	-	-	-	-
	12-31-2021	-	-	-	-

Energía Sudamericana S.A.	12-31-2023	43,524	-	-	-
	12-31-2022	-	-	-	-
	12-31-2021	-	-	-	3,326

Related companies:

RMPE Asociados S.A. (2)	12-31-2023	712	3,282,121	-	-
	12-31-2022	1,566	4,295,716	25	-
	12-31-2021	1,803	5,144,217	-	-
Total	12-31-2023	133,758	7,838,148	2,924,543	283,548
	12-31-2022	111,674	8,371,566	181	387,226
	12-31-2021	5,303	8,531,009	302	433,283